Earnings/ (Loss) per Common Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	368,687	732,769